Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2023	Jul. 03, 2022	Jul. 02, 2023	Jul. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
U.S.					$ 1,238	$ 1,367	$ (2,614)
International					1,399	1,558	1,598
Income (Loss) before taxes	$ 639	$ 775	$ 1,248	$ 1,387	$ 2,637	$ 2,925	$ (1,016)
Tax rates:
U.S. statutory rate					21.00%	21.00%	21.00%
U.S. taxes on international income					(3.80%)	9.50%	(3.80%)
International operations					(1.60%)	(2.10%)	(14.00%)
State					3.10%	1.70%	10.20%
Change in valuation allowance					2.20%	1.40%	(2.70%)
Tax benefits on share-based compensation					(0.20%)	(0.30%)	1.00%
All other					0.10%	(0.60%)	1.80%
Effective Rate	32.70%	22.10%	39.10%	18.40%	20.80%	30.60%	13.50%